Long-Term Deposits, Equipment Prepayments, Other and Commitments (Details) - Schedule of antminer miners are outlined $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Long-Term Deposits, Equipment Prepayments, Other and Commitments (Details) - Schedule of antminer miners are outlined [Line Items]
Remaining payment obligation	$ 132,162
Three months ending March 31, 2022 [Member]
Long-Term Deposits, Equipment Prepayments, Other and Commitments (Details) - Schedule of antminer miners are outlined [Line Items]
Remaining payment obligation	45,642
Three months ending June 30, 2022 [Member]
Long-Term Deposits, Equipment Prepayments, Other and Commitments (Details) - Schedule of antminer miners are outlined [Line Items]
Remaining payment obligation	44,239
Three months ending September 30, 2022 [Member]
Long-Term Deposits, Equipment Prepayments, Other and Commitments (Details) - Schedule of antminer miners are outlined [Line Items]
Remaining payment obligation	28,391
Three months ending December 31, 2022 [Member]
Long-Term Deposits, Equipment Prepayments, Other and Commitments (Details) - Schedule of antminer miners are outlined [Line Items]
Remaining payment obligation	$ 13,890